Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Dec. 29, 2012
MFS® Mid Cap Growth Fund | A
Risk/Return:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4
Risk/Return:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A
Risk/Return:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B
Risk/Return:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C
Risk/Return:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B
Risk/Return:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C
Risk/Return:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I
Risk/Return:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1
Risk/Return:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2
Risk/Return:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3
Risk/Return:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R5
Risk/Return:
Trading Symbol	OTCKX